UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 25.93%

Cable & Other Pay Television Services - 5.06%
14,745	Liberty Latin America Ltd. Class A *	$ 307,285
25,013	Liberty Latin America Ltd. Class C *	516,018
		823,303
Electronic Computers - 1.29%
930	Apple, Inc.	209,938

Fire, Marine & Casualty Insurance - 7.34%
3,885	Berkshire Hathaway, Inc. Class B *	831,818
29,181	Greenlight Capital Reinsurance, Ltd. Class A *	361,844
		1,193,662
Gold & Silver Ores - 4.74%
34,506	Barrick Gold Corp.	382,327
38,076	Goldcorp, Inc.	388,375
		770,702
Insurance Carriers, NEC - 2.90%
36,317	Third Point Reinsurance Ltd. *	472,121

Patent Owners & Lessors - 4.60%
64,213	Liberty Tax, Inc.	748,081

TOTAL FOR COMMON STOCKS (Cost $3,566,521) - 25.93%		4,217,807

Corporate Bonds - 13.19%

Automotive - 1.53%
250,000	Ford Motor Corp. ●	248,489

Banking - 2.45%
400,000	WFC Holdings Corp. 2.125%, 04/22/2019 ●	398,732

Consumer Products - 2.76%
450,000	Phillip Morris International Inc. 1.625%, 02/21/2019 ●	448,443

Medical Equipment & Devices - 1.22%
200,000	MDT Corp. 1.700%, 03/28/2019 ●	199,073

Specialty Finance - 1.86%
303,000	AXP Corp. 2.125%, 03/18/2019 ●	302,339
400,000	Moody's Corp. 2.75%, 07/15/2019 ●	399,616
150,000	Harley-Davidson Financial Services ●	149,093
		851,048

TOTAL FOR CORPORATE BONDS (Cost $2,146,402) - 13.19%		2,145,785

United States Treasury Note Bonds - 48.36%
1,000,000	Us Treasury Note 1.125%, 02/28/2019 ●	994,883
1,000,000	Us Treasury Note 1.125%, 03/31/2019 ●	994,141
1,000,000	Us Treasury Note 0.75%, 07/15/2019 ●	985,977
1,000,000	Us Treasury Note 1.125%, 12/31/2019 ●	980,586
1,000,000	Us Treasury Note 1.125%, 04/30/2020 ●	974,531
1,000,000	Us Treasury Note 1.375%, 01/31/2021 ●	966,680
1,000,000	Us Treasury Bill 0.00%, 04/25/2019 ●	986,596
1,000,000	Us Treasury Bill 0.00%, 06/20/2019 ●	982,506
		7,865,900

TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $7,863,840) - 48.36%		7,865,900

SHORT TERM INVESTMENTS - 14.47%
2,353,778	Morgan Stanley Institutional Liquidity Funds 1.95% (Cost $2,353,778) **	2,353,778

TOTAL INVESTMENTS (Cost $15,930,541) *** - 101.96%		16,583,270

LIABILITIES IN EXCESS OF OTHER ASSETS - - 1.95%		(317,215)

NET ASSETS - 100.00%		16,263,964

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2018.
● Level 2 Security

*** At September 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,930,541 amounted to $611,301, which consisted of aggregate gross unrealized appreciation of $858,388 and aggregate gross unrealized depreciation of $247,087.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,930,541 amounted to $611,301, which consisted of aggregate gross unrealized appreciation of $858,388 and aggregate gross unrealized depreciation of $247,087.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,217,807	$0	$0	$4,217,807
Corporate Bonds	0	2,145,785	0	2,145,785
US Treasuries	0	7,865,900	0	7,865,900
Cash Equivalents	2,353,778	0	0	2,353,778
Total	$6,571,585	$10,011,685	$0	$16,583,270

Leigh Baldwin Total Return Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 42.93%

Air Courier Services - 4.04%
400	FedEx Corp.	$ 96,316

Air Transportation, Scheduled - 2.43%
1,000	Delta Airlines, Inc.	57,830

Drawing & Insulating of Nonfer - 1.48%
1,000	Corning Inc.	35,300

Electronic Computers - .45%
2,000	Fitbit, Inc. Class A *	10700

Farm Machinery & Equipment - 3.78%
600	John Deere & Co.	90,198

Motor Vehicles & Passanger Cars - 1.41%
1,000	General Motors Co.	33,670

National Commercial Banks - 4.43%
2,000	US Bancorp	105,620

Pharmaceutical Preparations - 4.02%
400	Bristol-Myers Sqibb Co.	24,832
1,000	Merck & Co., Inc.	70,940
		95,772
Retail - Radio, TV & Consumer EL - 3.33%
1,000	Best Buy Co. Inc.	79,360

Rubber & Plastics Footwear - 3.55%
1,000	NIKE, Inc. Class B	84,720

Security Brokers, Delears & Fl - 1.88%
200	The Goldman Sachs Group, Inc.	44,848

Semiconductors & Related Devices - 2.71%
500	Applied Materials, Inc.	19,325
1,000	Micron Technology, Inc. *	45,230
		64,555
Services, Business Services, NEC - 2.77%
400	Alibaba Group Holding Ltd. (China) *	65,904

Services-Personal Services - 2.16%
2,000	H&R Block, Inc.	51,500

Telephone Communications - 4.48%
2,000	Verizon Communications, Inc.	106,780

TOTAL FOR COMMON STOCKS (Cost $1,015,722) - 42.93%		1,023,073

EXCHANGE TRADED FUNDS - 4.73%
1,000	SPDR Gold Shares *	112,760

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $112,555) - 4.73%		112,760

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $81,958) - 2.98%		70,918

SHORT TERM INVESTMENTS - 54.28%
1,293,719	Fidelity Government Fund Class-I 1.99% (Cost $1,293,719) **	1,293,719

TOTAL INVESTMENTS (Cost $2,503,954) *** - 104.92%		2,500,470

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $25,227) - (1.31%)		(31,171)

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.61%)		(86,024)

NET ASSETS - 100.00%		$ 2,383,275

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2018.

*** At September 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,503,954 amounted to net depreciation of $9,440, which consisted of aggregate gross unrealized appreciation of $53,766 and aggregate gross unrealized depreciation of $63,206.

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At September 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,503,954 amounted to net depreciation of $9,440, which consisted of aggregate gross unrealized appreciation of $53,766 and aggregate gross unrealized depreciation of $63,206.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,023,073	$0	$0	$1,023,073
Exchange Traded Funds	$112,760	$0	$0	$112,760
Call Options	4,847	$0	$0	$4,847
Put Options	$61,081	$4,990	$0	$66,071
Cash Equivalents	$1,293,719	$0	$0	$1,293,719
Total	$2,495,480	$4,990	$0	$2,500,470

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	29,931	$1,240	$0	$31,171
Total	$29,931	$0	$0	$31,171

Leigh Baldwin Total Return Fund
Schedule of Options Purchased
September 30, 2018 (Unaudited)

CALL OPTIONS * - .20%
Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Applied Materials, Inc.	Fidelity National Financial Services Corp.	10	$ 38,650	40.00	10/19/2018	$ 670

Chevron Corp.	Fidelity National Financial Services Corp.	6	73,368	123.00	10/12/2018	870

The Goldman Sachs Group, Inc.	Fidelity National Financial Services Corp.	2	44,848	237.50	10/12/2018	78

International Business Machines Corp.	Fidelity National Financial Services Corp.	5	75,605	152.50	10/19/2018	1,485

Microsoft Corp.	Fidelity National Financial Services Corp.	5	57,185	114.00	10/12/2018	820

U.S. Bancorp ●	Fidelity National Financial Services Corp.	20	105,620	55.00	9/28/2018	0

Verizon Communications, Inc.	Fidelity National Financial Services Corp.	12	64,068	53.00	10/12/2018	924

Total Call Options (Premiums Paid $7,607.50) - .20%						$ 4,847

PUT OPTIONS * - 2.77%
Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Alibaba Group Holding Ltd. (China)	Fidelity National Financial Services Corp.	4	$ 65,904	177.50	10/12/2018	$ 5,192

Applied Materials, Inc.	Fidelity National Financial Services Corp.	5	19,325	55.00	10/19/2018	8,075

Best Buy Co. Inc. ●	Fidelity National Financial Services Corp.	10	79,360	80.00	11/16/2018	3,250

Best Buy Co. Inc. ●	Fidelity National Financial Services Corp.	10	79,360	75.00	9/28/2018	0

Bristol-Myers Squibb Co.	Fidelity National Financial Services Corp.	8	49,664	55.00	1/18/2019	544

Chevron Corp.	Fidelity National Financial Services Corp.	6	73,368	125.00	12/21/2018	3,324

Corning Inc.	Fidelity National Financial Services Corp.	10	35,300	34.00	11/16/218	800

Delta Air Lines, Inc.	Fidelity National Financial Services Corp.	10	57,830	57.50	10/19/2018	1,320

John Deere & Co.	Fidelity National Financial Services Corp.	6	90,198	155.00	10/19/2018	3,264

FedEx Corp	Fidelity National Financial Services Corp.	4	96,316	260.00	10/19/2018	7,700

Fitbit, Inc. Class A	Fidelity National Financial Services Corp.	10	5,350	8.00	11/16/2018	2,600

General Motors Co. ●	Fidelity National Financial Services Corp.	10	33,670	34.50	11/2/2018	1,650

The Goldman Sachs Group, Inc.	Fidelity National Financial Services Corp.	2	44,848	240.00	12/21/2018	3,540

H&R Block, Inc.	Fidelity National Financial Services Corp.	20	51,500	24.00	10/19/2018	100

International Business Machines Corp.	Fidelity National Financial Services Corp.	5	75,605	155.00	11/16/2018	3,550

Merck & Co., Inc.	Fidelity National Financial Services Corp.	10	70,940	72.50	11/16/2018	2,450

Merck & Co., Inc. ●	Fidelity National Financial Services Corp.	10	70,940	68.50	10/28/2018	0

Microsoft Corp.	Fidelity National Financial Services Corp.	5	57,185	115.00	11/16/2018	2,115

Micron Technology, Inc.	Fidelity National Financial Services Corp.	5	22,615	52.50	10/19/2018	3,500

Micron Technology, Inc.	Fidelity National Financial Services Corp.	5	22,615	51.50	9/28/2018	3,025

NIKE, Inc. Class B ●	Fidelity National Financial Services Corp.	10	84,720	72.50	10/19/2018	20

Oracle Corp. ●	Fidelity National Financial Services Corp.	10	51,560	48.00	10/19/2018	70

SPDR Gold Shares	Fidelity National Financial Services Corp.	10	112,760	113.00	10/19/2018	1,050

US Bancorp	Fidelity National Financial Services Corp.	20	105,620	55.00	10/19/2018	4,640

Verizon Communications, Inc.	Fidelity National Financial Services Corp.	12	64,068	55.00	11/16/2018	3,132

Verizon Communications, Inc.	Fidelity National Financial Services Corp.	20	106,780	52.50	10/19/2018	1,160

Total Put Options (Premiums Paid $74,351) - 2.77%						$ 66,071

TOTAL PURCHASED OPTIONS (Premiums Paid $81,958) - 2.98%						$ 70,918

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Leigh Baldwin Total Return Fund
Schedule of Options Written
September 30, 2018 (Unaudited)

CALL OPTIONS * - 1.31%
Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Best Buy Co.	Fidelity National Financial Services Corp.	5	$ 39,680	80.00	11/16/2018	$ 1,435

Best Buy Co.	Fidelity National Financial Services Corp.	5	39,680	80.00	10/19/2018	970

Bristol-Myers Sqibb Co.	Fidelity National Financial Services Corp.	4	24,832	55.00	1/18/2019	3020

Delta Airlines, Inc.	Fidelity National Financial Services Corp.	10	57,830	57.50	10/19/2018	1600

John Deere & Co.	Fidelity National Financial Services Corp.	3	45,099	155.00	10/19/2018	465

Corning Inc.	Fidelity National Financial Services Corp.	10	35,300	34.00	9/28/2018	1370

General Motors Co. ●	Fidelity National Financial Services Corp.	10	33,670	34.50	11/2/2018	800

The Goldman Sachs Group, Inc.	Fidelity National Financial Services Corp.	2	44,848	240.00	12/21/2018	786

H&R Block, Inc.	Fidelity National Financial Services Corp.	42	108,150	24.00	10/19/2018	4200

Merck & Co., Inc.	Fidelity National Financial Services Corp.	5	35,470	70.00	11/16/2018	1325

Merck & Co., Inc.	Fidelity National Financial Services Corp.	5	35,470	72.50	10/19/2018	220

Micron Technology, Inc. ●	Fidelity National Financial Services Corp.	5	22,615	52.50	10/19/2018	55

Micron Technology, Inc. ●	Fidelity National Financial Services Corp.	5	22,615	52.00	9/28/2018	5

NIKE, Inc. Class B	Fidelity National Financial Services Corp.	10	84,720	72.50	10/19/2018	12540

US Bancorp ●	Fidelity National Financial Services Corp.	20	105,620	55.00	10/19/2018	380

Verizon Communications, Inc.	Fidelity National Financial Services Corp.	5	26,695	54.00	10/19/2018	185

Verizon Communications, Inc.	Fidelity National Financial Services Corp.	5	26,695	52.50	10/19/2018	1815

Total Call Options (Premiums Received $25,227) - 1.31%						$ 31,171

TOTAL WRITTEN OPTIONS (Premiums Received $25,227) - 1.31%						$ 31,171

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

	Camelot Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 42.53%

Agriculture - 0.00%
240,000	Black Earth Farming Ltd. ADR ^ † *	$ 836

Automotive - 0.04%
5,926	Exide Technologies ^ *	8,593

Biotech & Pharma - 0.00%
167,850	Inyx, Inc. ● *	336

Chemicals - 5.02%
500	Linde AG (Germany) *	103,316
34,576	MPM Holdings, Inc. *	1,063,558
		1,166,874
Gaming, Lodging & Restaurants - 1.32%
10,000	Guoco Group Ltd. (Hong Kong) *	166,317
200,543	Bab, Inc.	141,363
		307,680
Hardware - 4.68%
171,329	IEC Electronics Corp. *	902,904
8,011	Medion AG (Germany) *	144,992
1,500	Xerox Corp.	40,470
		1,088,366
Healthcare Facilities & Services - 2.79%
29,650	Brookdale Senior Living, Inc. (a) *	291,459
11,796	McKesson Europe AG (Germany)	358,566
		650,025
Holding Companies - 0.00%
400	Stoneleigh Partners Acquisition Corp. ^ †	0

Home & Office Products - 0.39%
4,500	Newell Brands, Inc.	91,350

IT Services - 0.00%
65,000	Computer Horizons Corp. ^ † *	0

Media - 3.18%
50,000	30DC, Inc. ● *	310
4,000	Dish Network Corp. *	143,040
8,500	Liberty Media Corp-Liberty SiriusXM *	369,240
8,000	Sinclair Broadcast Group, Inc.	226,800
		739,390
Medical Equipment & Devices - 1.13%
2,000	Zimmer Biomet Holdings, Inc. (b)	262,940

Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ † *	0

Oil, Gas & Coal - 2.08%
551	Dommo Energia SA ADR ● *	17,899
12,178	Ocean Rig UDW, Inc. (Cayman Islands) *	421,602
1,828	Seadrill Ltd. (United Kingdom) + ● # *	45,298
		484,799
Real Estate - 3.96%
45,000	Conwert Immobilien Invest SE (Austria) ^ *	0
25,800	CA Immobilien Anlagen AG (Austria)	921,343
		921,343
Semiconductors - 3.88%
7,200	NXP Semiconductors NV	615,600
4,000	Qualcomm, Inc.	288,120
		903,720
Retail - Consumer Staples - 1.23%
3,500	Dollar Tree, Inc. *	285,425

Software - 2.23%
4,300	Imperva, Inc. *	199,735
2,500	LogMeIn, Inc. *	222,750
15,000	Playtech Plc.	95,271
		517,756
Technology Services - 6.36%
20,000	comScore, Inc. *	364,600
9,000	Dell Technologies, Inc. Class V (a) *	874,080
3,000	Science Applications International Corp. *	241,800
		1,480,480
Telecom - 4.19%
9,000	GCI Liberty, Inc. (b) *	459,000
64,529	NII Holdings, Inc. *	378,140
23,000	Telecom Italia SpA ADR *	138,000
		975,140
Waste & Environmental Services & Equipment - 0.04%
43,000	Strategic Environmental & Energy Resources, Inc. ^ *	8,596

Escrow Shares - 0.00%
1,777	Exide Technologies ^ † *	0
200	Petrocorp., Inc. ^ † *	0
		0

TOTAL FOR COMMON STOCKS (Cost $11,050,965) - 42.53%		9,893,649

ASSET-BACKED SECURITIES - 0.79%
6,330	AFC Home Equity Loan Trust Series 2000-02 Class 1A 2.88113% (1 Month LIBOR USD + 0.390%), 6/25/2030 ** + ●	5,916
155,936	Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3 2.79613% (1 Month LIBOR USD + 0.470%), 2/25/2035 ** + ●	149,185
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2 2.41113 (1 Month LIBOR USD + 0.320%), 6/25/2047 ** + ●	17,303
11,169	Countrywide Home Equity Loan Trust Series 2005-A Class 2A 2.31325% (1 Month LIBOR USD + 0.240%), 4/15/2035 ** + ●	10,739
960,000	Countrywide Alternative Loan Series 07-0A7 Class A3 0.5017% (1 Month LIBOR USD + 0.300%) 5/25/2047 ** + ^	0
TOTAL FOR ASSET-BACKED SECURITIES (Cost $160,301) - 0.79%		183,143

CLOSED-END FUNDS - 8.78%
30,000	Altaba, Inc. (a) (b) *	2,043,600
TOTAL FOR CLOSED-END FUNDS (Cost $1,601,700) - 9.89%		2,043,600

CONVERTIBLE BONDS - 2.05%

Banking - 2.05%
500,000	BNP Paribas Fortis SA (France) 1.671% (3 Month EURIBOR + 2.000%), Perpetual ** + ● €	476,942

TOTAL FOR CONVERTIBLE BONDS (Cost $551,189) - 2.05%		476,942

CORPORATE BONDS - 9.29%

Automotive - 2.41%
183,169	Exide Technologies 7.00%, 4/30/2025 ●	118,097
493,193	Exide Technologies 11.00%, 4/30/2022 ● # †	443,203
1,000,000	Exide Technologies 8.625%, 2/12/2018 + ^ †	0
		561,300
Diversified Financial Services - 3.14%
5,000,000	Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, 1/15/2015 + ^ # †	6,250
110,000	Lehman Brothers Holdings, Inc. 5.98%, 2/17/2015 + ●	3,080
130,000	Lehman Brothers Holdings, Inc. 7.27%, 7/08/2014 + ●	3,510
100,000	Lehman Brothers Holdings, Inc. 7.00%, 1/28/2020 + ●	2,700
100,000	Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 + ●	2,700
100,000	Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 + ●	2,700
200,000	Lehman Brothers Holdings, Inc. 8.75%, 2/14/2023 + ●	5,400
1,000,000	Twin Reefs Pass-Through Trust 0.00%, Perpetual + ^ # †	705,000
		731,340
Media - 1.40%
58,000	iHeart Communications, Inc., 9.00%, 3/01/2021 + ●	43,210
276,000	iHeart Communications, Inc., 11.25%, 3/01/2021 + ●	206,310
100,000	iHeart Communications, Inc., 9.00%, 9/15/2022 + ●	75,375
		324,895
Oil, Gas & Coal - 0.59%
3,500,000	OGX Austria GMBH 8.50%, 6/01/2018 + ^ †	35
550,000	Seadrill Ltd. (United Kingdom) 5.625%, 9/15/2017 + ● #	0
127,455	Seadrrill New Finance Private Placement Series 144A 12.00%, 7/15/2025	136,377
		136,412
Retail - 1.75%
500,000	The Neiman Marcus Group LLC. 7.125%, 6/01/2028 ●	407,500

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/49 + ^ †	0

TOTAL FOR CORPORATE BONDS (Cost $2,328,971) - 9.29%		2,161,447

ESCROW NOTES - 0.00%
20,000	Mirant Corp. + ^ †	0
300,000	NewPage Corp. + ^ †	0
TOTAL FOR ESCROW NOTES (Cost $196,568) - 0.00%		0

MORTGAGE-BACKED SECURITIES - 0.41%
535,500	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.74085%, 6/25/2035 ● ~	94,438
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $348,075) - 0.41%		94,438

MUNICIPAL BONDS - 3.24%

Puerto Rico - 2.78%
50,000	Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 + ●	28,875
40,000	Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 + ●	23,100
55,000	Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 + ●	31,763
50,000	Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 + ●	28,875
410,000	Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 + ●	236,775
215,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.85%, 8/01/2036 + ●	174,150
85,000	University of Puerto Rico Series P 5.00%, 6/01/2019 ●	83,087
30,000	University of Puerto Rico Series P 5.00%, 6/01/2020 ●	28,725
25,000	University of Puerto Rico Series P 5.00%, 6/01/2024 ●	23,063
10,000	University of Puerto Rico Series P 5.00%, 6/01/2026 ●	9,079
25,000	University of Puerto Rico Series P 5.00%, 6/01/2030 ●	22,687
25,000	University of Puerto Rico Series Q 5.00%, 6/01/2030 ●	22,687
15,000	University of Puerto Rico Series Q 5.00%, 6/01/2021 ●	14,063
30,000	University of Puerto Rico Series Q 5.00%, 6/01/2036 ●	27,225
TOTAL FOR MUNICIPAL BONDS (Cost $420,765) - 3.24%		754,154

PREFERRED STOCKS - 1.86%

Government Agencies - 1.77%
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual	36,225
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual	78,375
1,000	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual **	7,750
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, Perpetual ** ●	197,500
8,300	Federal Home Loan Mortgage Corp. Series V 5.57%, Perpetual	36,520
2,674	Federal Home Loan Mortgage Corp. Series W 5.66%, Perpetual ●	11,525
10,000	Federal Home Loan Mortgage Corp. Series X 6.02%, Perpetual	44,500
		412,395
Insurance - 0.09%
10	MBIA Insurance Corp. 4.707%, Perpetual ^ # †	20,000

Oil, Gas & Coal - 0.00%
3	GeoMet, Inc. Convertible Series A 12.50%, Perpetua ** ● †	0

TOTAL FOR PREFERRED STOCKS (Cost $1,099,288) - 1.86%		432,395

RIGHTS - 0.00%

Oil, Gas & Coal - 0.00%
155,336	Seadrill Ltd. (United Kingdom) ●	0

TOTAL FOR RIGHTS (Cost $0) - 0.00%		0

STRUCTURED NOTE - 5.06%
212	Heineken Holding NV Exp. 3/11/2019 ●	1,177,834

TOTAL FOR STRUCTURED NOTE (Cost $1,217,516) - 5.06%		1,177,834

WARRANTS - 0.05%

Insurance - 0.05%
5,700	FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $65,500)	11,058

TOTAL FOR WARRANTS (Cost $9,132) - 0.05%		11,058

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $595,218) - 1.79%		415,847

BANK DEPOSIT ACCOUNTS - 14.77%
156,198	Collateral Huntington Conservative Deposit Account 1.85% ** (b)	156,198
3,279,266	Huntington Conservative Deposit Account 1.85% **	3,279,266
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $3,435,464) - 14.77%		3,435,464

TOTAL INVESTMENTS (Cost $23,015,153) *** - 90.62%		21,079,971

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $377,206) - (1.72)%		(399,321)

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $1,372,726) - (7.50)%		(1,744,460)

ASSETS IN EXCESS OF LIABILITIES, NET - 18.60%		4,327,329

NET ASSETS - 100.00%		$ 23,263,519

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2018.
*** Refer to Note 10 for tax cost.
ADR - American Depositary Receipt.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $3,517,513.
+ Default Bonds
● Level 2 Security
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
^ Indicates a fair valued security. Total market value for fair valued securities is $749,310 representing 3.22% of net assets and Level 3 securities.

# Indicates securities that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended, is $1,219,751 representing 5.24% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,169,074, representing 5.03% of net assets.
€ Principal denominated in Euros.
The accompanying notes are an integral part of these financial statements.

*** At September 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $23,015,153 amounted to $2,558,480, which consisted of aggregate gross unrealized appreciation of $2,947,403 and aggregate gross unrealized depreciation of $5,505,883.

NOTES TO FINANCIAL STATEMENTS
Camelot Fund
1. SECURITY TRANSACTIONS

At September 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $23,015,153 amounted to $2,558,480, which consisted of aggregate gross unrealized appreciation of $2,947,403 and aggregate gross unrealized depreciation of $5,505,883.

2. SECURITY VALUATION
Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

· Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

·         Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

·         Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements
A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed - income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of September 30, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	9,811,781	$63,843	$ 18,025	$9,893,649
Asset-Backed Securities	$0	$183,143	$0	$183,143
Closed-End Funds	2,043,600	$0	$0	2,043,600
Convertible Bonds	$0	$476,942	$0	$476,942
Corporate Bonds	$136,377	$1,313,785	$711,285	$2,161,447
Escrow Notes	$0	$0	$0	$0
Mortgage-Backed Securities	$0	$94,438	$0	$94,438
Municipal Bonds	$0	$754,154	$0	$754,154
Preferred Stocks	$203,370	$209,025	$20,000	$432,395
Rights	$0	$0	$0	$0
Structured Note	$0	$1,177,834	$0	$1,177,834
Warrants	$11,058	$0	$0	$11,058
Call Options	73,695	$56,550	$0	$130,245
Put Options	$256,202	$29,400	$0	$285,602
Cash Equivalents	3,435,464		$0	$3,435,464
Total	15,971,547	$4,359,114	$ 749,310	$21,079,971

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$179,595	$137,003	$0	$316,598
Put Options Written	$74,480	$8,243	$0	$82,723
Securities Sold Short	$1,744,460	$0	$0	$1,744,460
Total	$3	$145,246	$0	$2,143,781

	Camelot Fund
	Schedule of Options Purchased
	September 30, 2018 (Unaudited)

CALL OPTIONS - 0.56% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Altaba, Inc.	Susquehanna	55	$ 374,660	$ 80.00	1/18/2019	$ 5,280

Altaba, Inc.	Susquehanna	80	544,960	75.00	10/19/2018	640

Barrick Gold Corporation	Susquehanna	200	221,600	13.00	1/17/2020	22,200

Anheuser-Busch	Susquehanna	300	2,627,100	95.00	10/19/2018	3,600

Anheuser-Busch ●	Susquehanna	300	2,627,100	105.00	10/19/2018	1,050

Caesars Entertainment Corporation	Susquehanna	200	205,000	10.00	1/18/2019	21,400

Newell Brands, Inc.	Susquehanna	160	324,800	28.00	1/18/2019	1,600

SPDR S&P 500 ETF Trust	Susquehanna	75	2,180,400	295.00	11/16/2018	18,975

Symantec Corporation ●	Susquehanna	150	319,200	20.00	1/17/2020	55,500

Total Call Options (Premiums Paid $211,385) - 0.56%						$ 130,245

PUT OPTIONS - 1.23% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Dell Technologies, Inc. Class V ●	Susquehanna	60	$ 582,720	75.00	10/19/2018	$ 1,200

Dollar Tree, Inc.	Susquehanna	35	285,425	77.50	1/18/2019	10,500

Invesco CurrencyShares Euro Currency Trust ●	Susquehanna	208	2,312,128	112.00	12/21/2018	36,816

Imperva, Inc. ●	Susquehanna	43	199,735	45.00	12/21/2018	10,428

LogMeIn, Inc. ●	Susquehanna	25	222,750	75.00	12/21/2018	3,063

Lowe's Companies, Inc. ●	Susquehanna	200	2,296,400	100.00	10/19/2020	1,800

Lowe's Companies, Inc.	Susquehanna	200	2,296,400	110.00	10/19/2018	9,200

NXP Semiconductors NV	Susquehanna	50	427,500	87.50	1/18/2019	34,000

Transocean Ltd. ●	Susquehanna	196	273,420	12.00	2/15/2019	11,074

Science Applications International Corp. ●	Susquehanna	30	241,800	75.00	2/15/2019	10,650

Sinclair Broadcast Group, Inc.	Susquehanna	80	226,800	25.00	1/18/2019	7,200

Sirius XM Holdings, Inc.	Susquehanna	467	295,144	7.00	1/18/2019	38,761

SPDR S&P 500 ETF Trust	Susquehanna	90	2,616,480	273.00	10/19/2018	3,510

SPDR S&P 500 ETF Trust	Susquehanna	40	1,162,880	278.00	11/16/2018	6,240

SPDR S&P 500 ETF Trust	Susquehanna	120	3,488,640	290.00	12/31/2018	72,960

Vmware, Inc. ●	Susquehanna	30	468,180	155.00	1/18/2019	28,200

Total Put Options (Premiums Paid $383,833) - 1.23%						$ 285,602

TOTAL PURCHASED OPTIONS (Premiums Paid $595,218) - 1.79%						$ 415,847

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Camelot Fund
Schedule of Written Options
September 30, 2018 (Unaudited)

CALL OPTIONS - 1.36%*

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Anheuser-Busch ●	Susquehanna	600	$ 5,254,200	100.00	10/19/2018	$ 6,000

Dell Technologies, Inc. Class V ●	Susquehanna	60	582,720	90.00	10/19/2018	7,350

Dollar Tree, Inc.	Susquehanna	35	285,425	90.00	1/18/2019	43,800

Invesco CurrencyShares Euro Currency Trust	Susquehanna	208	2,312,128	112.00	12/21/2018	31,824

Imperva, Inc. ●	Susquehanna	43	199,735	50.00	12/21/2018	8,493

LogMeIn, Inc. ●	Susquehanna	25	222,750	90.00	12/21/2018	14,625

NXP Semiconductors NV (Netherlands)	Susquehanna	28	239,400	105.00	1/18/2019	2,436

NXP Semiconductors NV (Netherlands)	Susquehanna	44	376,200	120.00	1/18/2019	836

Qualcomm, Inc. ●	Susquehanna	40	288,120	65.00	1/18/2019	36,600

Transocean Ltd.	Susquehanna	196	273,420	12.00	2/15/2019	55,860

Science Applications International Corp. ●	Susquehanna	30	241,800	85.00	2/15/2019	13,350

Sinclair Broadcast Group, Inc. ●	Susquehanna	80	226,800	30.00	1/18/2019	11,400

Sirius XM Holdings, Inc.	Susquehanna	467	295,144	7.00	1/18/2019	7,939

Vmware, Inc.	Susquehanna	30	468,180	155.00	1/18/2019	36,900

Xerox Corp. ●	Susquehanna	15	40,470	25.00	10/19/209	3,285

Zimmer Biomet Holdings, Inc. (b) ●	Susquehanna	20	262,940	115.00	12/21/2018	35,900

Total Call Options (Premiums Received $268,995) - 1.36%						$ 316,598

PUT OPTIONS - 0.36%*

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Conagra Brands, Inc.	Susquehanna	75	$ 254,775	33.00	10/19/2018	$ 2,625

Dell Technologies, Inc. Class V ●	Susquehanna	60	582,720	60.00	10/19/2018	300

Dollar Tree, Inc.	Susquehanna	35	285,425	70.00	1/18/2019	4,025

Imperva, Inc. ●	Susquehanna	43	199,735	40.00	12/21/2018	4,193

LogMeIn, Inc.	Susquehanna	25	222,750	65.00	12/21/2018	600

Lowe's Companies, Inc.	Susquehanna	400	4,592,800	105.00	10/19/2018	6,000

NXP Semiconductors NV	Susquehanna	50	427,500	77.50	1/18/2019	12,750

Science Applications International Corp. ●	Susquehanna	30	241,800	65.00	2/15/2019	3,750

Sinclair Broadcast Group, Inc.	Susquehanna	80	226,800	21.00	1/18/2019	4,800

SPDR S&P 500 ETF Trust	Susquehanna	120	3,488,640	280.00	12/31/2018	43,680

Total Put Options (Premiums Received $108,212) - 0.36%		2,500				$ 82,723

TOTAL WRITTEN OPTIONS (Premiums Received $377,206) - 1.72%						$ 399,321

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

	Camelot Fund
	Schedule of Securities Sold Short
	September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 7.50%

Cable & Other Pay Television Services - 0.01%
4452	Liberty Broadcast Corp.	$ 375,304

Services - Business Services, NEC - 7.49%
8310	Alibaba Group Holdings Ltd.	1,369,156

TOTAL FOR COMMON STOCK (Proceeds $1,372,726) - 7.50%		1,744,460

TOTAL SECURITIES SOLD SHORT (Proceeds $1,372,726) - 7.50%		$ 1,744,460

* Represents non-income producing security.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)  EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)  CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date: November 29, 2018

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date: November 29, 2018